Stock-Based Incentive Plans - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 21, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period		4 years
Number of common stock shares available to purchase under nonqualified option plan		111,025
Weighted average grant date fair value			$ 3.85
Stock reserved for future issuance			3,883,974	4,539,337
Options granted			935,368
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			$ 1,111,000
Unrecognized compensation cost, recognition period			2 years
Employee Stock Option | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	4 years
Options granted	111,025
Stock options vesting period, beginning date	Mar. 31, 2015
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares available to purchase under nonqualified option plan			400,000
Two Thousand And Six Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for issuance			7,033,298
Common stock available for grant			3,149,324
Contractual term of stock			10 years	10 years
Incremental compensation costs as a result of modifications				$ 573,000	$ 1,397,000
Weighted average grant date fair value			$ 3.85	$ 3.38	$ 2.98
Intrinsic value of options			$ 60,000	$ 200,000	$ 472,000
Options expired			12,171	176,102
Unrecognized compensation expense			$ 3,654,000
Unrecognized compensation cost, recognition period			2 years 6 months 22 days
Fair value of shares vested under 2006 plans			$ 3,427,000	$ 5,140,000	$ 7,836,000
Two Thousand And Six Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period
Exercise price as a percentage of the fair market value of the common stock			100.00%
Two Thousand And Six Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period			5 years